Swan Defined Risk Fund

Class A Shares SDRAX

Class C Shares SDRCX

Class I Shares SDRIX

Swan Defined Risk Emerging Markets Fund

Class A Shares SDFAX

Class C Shares SDFCX

Class I Shares SDFIX

Swan Defined Risk Foreign Fund

Class A Shares SDJAX

Class C Shares SDJCX

Class I Shares SDJIX

Swan Defined Risk U.S. Small Cap Fund

Class A Shares SDCAX

Class C Shares SDCCX

Class I Shares SDCIX

Swan Defined Risk Growth Fund

Class A Shares SDAAX

Class C Shares SDACX

Class I Shares SDAIX

Each a series of Northern Lights Fund Trust III

Supplement dated March 25, 2022
to the Prospectus and Statement of Additional Information dated November 1, 2021

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Effective March 31, 2022, Micah Wakefield is no longer a portfolio manager for the Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Fund, Swan Defined Risk U.S. Small Cap Fund and Swan Defined Risk Growth Fund. All references in the Prospectus and Statement of Additional Information to Mr. Wakefield should be disregarded.

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This Supplement, dated March 25, 2022, and the Prospectus and Statement of Additional Information, each dated November 1, 2021, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-877-896-2590.